Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,238,719	$ 1,027,831
Equity Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	25.00%
Equity Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	75.00%
Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,236,134	1,025,095
Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	30,358	29,188
Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	30,358	29,188
Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,205,776	995,907
Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	329,962	273,246
Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	143,853	119,866
Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	227,425	189,028
Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	78,070	64,437
Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	419,706	343,097
Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,555	6,048
Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	205	185
Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,585	2,736
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,186,433	974,993	$ 790,614
Qualified Retirement Plan | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,183,848	972,257
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,183,848	972,257
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	324,084	266,908
Qualified Retirement Plan | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	141,290	117,086
Qualified Retirement Plan | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	223,374	184,642
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	76,679	62,943
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	412,230	335,138
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,990	5,359
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	201	181
Qualified Retirement Plan | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,585	2,736
PBOP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,286	52,838	$ 47,341
PBOP | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,286	52,838
PBOP | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	30,358	29,188
PBOP | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	30,358	29,188
PBOP | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	21,928	23,650
PBOP | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,878	6,338
PBOP | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,563	2,780
PBOP | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	4,051	4,386
PBOP | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,391	1,494
PBOP | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	7,476	7,959
PBOP | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	565	689
PBOP | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	4	4
PBOP | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 0	$ 0